Condensed Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 195,210		¥ 580,262
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	151,077		158,352
Impairment of intangible assets	27,040		16,363
Provision for credit losses	89,342		186,314
Investment securities losses (gains)-net	19,226	[1]	(105,841)	[1]
Foreign exchange losses (gains)-net	88,102		(125,367)
Equity in losses of equity method investees	515,403		44,661
Provision for deferred income tax expense	81,281		320,420
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	(139,320)
Increase in trading account assets, excluding foreign exchange contracts	(3,171,134)		(3,410,543)
Increase in trading account liabilities, excluding foreign exchange contracts	2,586,849		3,097,267
Increase in accrued interest receivable and other receivables	(53,113)		(3,091)
Increase in accrued interest payable and other payables	3,291		63,571
Net increase in accrued income taxes and decrease in income tax receivables	75,182		2,573
Other-net	90,494		(160,366)
Net cash provided by operating activities	558,930		664,575
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available for sale (including proceeds from securities under fair value option)	98,177,983		50,782,739
Purchases of investment securities available for sale (including purchases of securities under fair value option)	(101,615,782)		(58,493,412)
Proceeds from maturities of investment securities being held to maturity	453,095		89,450
Purchases of investment securities being held to maturity	(178,151)		(82,243)
Proceeds from sales of other investment securities	10,891		12,055
Purchases of other investment securities	(3,653)		(3,510)
Net decrease (increase) in loans	(1,042,801)		4,154,323
Net decrease in interest-earning deposits in other banks	170,545		286,938
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(1,885,570)		258,062
Capital expenditures for premises and equipment	(62,127)		(41,993)
Purchases of intangible assets	(74,618)		(73,214)
Proceeds from sales of consolidated VIEs and subsidiaries-net	(392)		21,398
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	161,435
Other-net	65,700		(8,824)
Net cash used in investing activities	(5,823,445)		(3,098,231)
Cash flows from financing activities:
Net increase (decrease) in deposits	(1,588,029)		26,533
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	5,392,469		3,092,476
Net decrease in due to trust account	(12,878)		(42,516)
Net increase in other short-term borrowings	1,779,657		320,450
Proceeds from issuance of long-term debt	1,131,115		1,219,585
Repayments of long-term debt	(1,489,107)		(1,739,962)
Proceeds from sales of treasury stock	68		645
Payments for acquisition of preferred stock			(250,000)
Dividends paid	(93,635)		(96,574)
Other-net	(24,318)		(5,522)
Net cash provided by financing activities	5,095,342		2,525,115
Effect of exchange rate changes on cash and cash equivalents	(7,714)		(23,360)
Net increase (decrease) in cash and cash equivalents	(176,887)		68,099
Cash and cash equivalents at beginning of period	3,230,804		2,862,523
Cash and cash equivalents at end of period	3,053,917		2,930,622
Cash paid during the period for:
Interest	354,805		374,321
Income taxes, net of refunds	42,343		47,003
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	8,035		2,666
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with securities joint venture (Note 18):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.			127,270
Capital surplus			20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increases in total assets, excluding cash and cash equivalents			237,008
Increases in total noncash liabilities			214,887
Union Bank's acquisitions (Note 5):
Fair value of assets acquired			322,312
Fair value of liabilities assumed			328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)	¥ 808,266

[1]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value: ¥ 10,834 million and ¥ 6,402 million; Other changes in equity from nonowner sources—net: ¥ 1,717 million and ¥ 856 million; Total credit losses: ¥ 12,551 million and ¥ 7,258 million for six months ended September 30, 2010 and 2011, respectively.